Loan Level Exceptions
Run Date - 1/25/2023

Recovco Loan ID	Loan #1	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXC3AB	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXLTIP	XXXXX	XXXX	Client Reportable	3	1	3	1	1	1	1	1			*** (CURED) Missing Title evidence - EV R COMMENT: Title commitment missing from file provided.
XXXXVPMN	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXHJSIZ	XXXXX	XXXX	Client Reportable	3	2	3	1	1	2	1	1
*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines, section 16.3 XXXX, minimum equity requires a minimum of $XXXX equity. The loan amount is $XXXX the appraised value is $XXXX, leaving $XXXX in equity.

XXXXHFVH	XXXXX	XXXX	Client Reportable	3	2	3	1	1	2	1	1
*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines, section XX XXXX, minimum equity requires a minimum of $XXXX equity.  The loan amount is $XXXX the appraised value is $XXXX leaving $XXXX in equity.

XXXXXCQ0V	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXYB1S	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXWC5G	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXKXJ5U	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXNMKX	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXLE5F	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXR5X1	XXXXX	XXXX	Client Reportable	3	1	3	1	1	1	1	1
*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The guidelines, section 11.9, requires XX months of statements to properly document reserves.  The file included a copy of bank statements located on page XXX; however only XXXX was provided.

*** (CURED) Missing Doc - EV R
COMMENT:   The assets used to close were verified with a bank statement from XXXX (page XX) in the name of XXXX; however, the file did not include any LLC documentation tying the borrowers to  XXXX.

XXXXWKG2	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXVVUW	XXXXX	XXXX	Client Reportable	2	2	2	1	1	2	1	1
*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The XXXX guidelines require a XXmonth housing history.  The file included a letter of explanation from the borrower and landlord confirming the borrower paid cash for XX,XX and XX 2022.  The file included an approved exception (pg XXX).

XXXXWZXG	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXX1DUN	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXHXCJ	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXRIBZ	XXXXX	XXXX	Client Reportable	3	1	3	1	1	1	1	1
*** (CURED) Missing Doc - EV R
COMMENT:   Per the HUD, page XXX, the funds to close were $XXXX Assets were verified in the amount of $XXXX; however, an account withXX XXXX, account ending #XXXX, is in the name of XXXX and there were no documents in the file that tie the borrower to XXXX

XXXXJMHE	XXXXX	XXXX	Client Reportable	1	1	1	1	1	1	1	1
XXXXEV14	XXXXX	XXXX	Client Reportable	3	1	3	1	3	1	1	1
*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The bank statement for 10.31.2021 is missing.

*** (CURED) Missing the addendum showing the updated purchase price of $XXXX - EV R
COMMENT:   The purchase contract (page XXX) reflects a purchase price of $XXXX The final CD reflects a purchase price of $XXXX  The file is missing evidence of the contract addendum with the updated purchase price.

*** (CURED) QM Points and Fees - EV R
COMMENT:   This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))  The loan amount is $XXXX or more, and the transaction's total points and fees is $XXXX which exceedsX percent of the total loan amount of $XXXX.  The following fees were included in the calculation:  Administration Fee ($XX), Loan Origination Fee ($XX), Points ($XX) and Underwriting Fee ($XX).   If Discount Points are bonafide and excludable, providing the PAR (undiscounted) rate may cure the violation.